Lincoln Investor Advantage® Pro Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the Lincoln Investor Advantage® Pro variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Investor Advantage® Pro contract.
The prospectus for the Lincoln Investor Advantage® Pro variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
●
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
●
Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where a living benefit or an optional Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
●
Appendix B should be reviewed for all updates to the Investment Requirements that may be applicable to your Contract.
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Contract.
Fund Name Changes:

Former Fund Name	New Fund Name*
LVIP Macquarie Diversified Income Fund	LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Macquarie Limited-Term Diversified Income Fund	LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Value Fund	LVIP BlackRock Equity Dividend Fund

Fund Substitutions:
●
The fund substitutions listed below were effective on or about June 21, 2024. Any Contract Value allocated to a subaccount option investing in an “Existing Fund” were automatically transferred to the subaccount option investing in the corresponding “Replacement Fund”.

The following “Existing Fund” was substituted with…	...the following “Replacement Fund”.
Lincoln Hedged Nasdaq-100 Fund 2	Lincoln Hedged Nasdaq-100 Fund
Lincoln Hedged Nasdaq-100 Fund 3	Lincoln Hedged Nasdaq-100 Fund
Lincoln Hedged Nasdaq-100 Fund 4	Lincoln Hedged Nasdaq-100 Fund
Lincoln Hedged S&P 500 Conservative Fund 2	Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Conservative Fund 3	Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Conservative Fund 4	Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund 2	Lincoln Hedged S&P 500 Fund
Lincoln Hedged S&P 500 Fund 3	Lincoln Hedged S&P 500 Fund
Lincoln Hedged S&P 500 Fund 4	Lincoln Hedged S&P 500 Fund

Fund Reorganizations:
●
On August 23, 2024, the LVIP Wellington Capital Growth Fund was reorganized into the LVIP American Century Ultra® Fund and is no longer available as an investment option.
Fund Liquidations:
●
The Goldman Sachs Multi-Strategy Alternatives Portfolio was closed to investments for new Contractowners on January 16, 2025 (existing Contractowners April 7, 2025), and liquidated on April 11, 2025. Any investments not transferred prior to that date were automatically transferred to the LVIP Government Money Market Fund.
●
The Guggenheim VT Long Short Equity Fund was closed and liquidated on August 16, 2024. Investments not transferred prior to that date were automatically transferred to the LVIP Government Money Market Fund.
●
The Morgan Stanley VIF Global Infrastructure Portfolio was closed on December 4, 2024, and liquidated on December 6, 2024. Any investments not transferred prior to that date were automatically transferred to the LVIP Government Money Market Fund.

Important Information You Should Consider About the Lincoln Investor Advantage® Pro Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 5th anniversary (B-Share) since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share contract and make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the
Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 5th anniversary (B-Share) since a Purchase Payment was invested.
The C-Share contract does not have surrender charges.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge
Transaction Charges	None, other than surrender charges.			●Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.96%[1]	1.26%[1]
	Investment options (fund fees and expenses)	0.48%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25% [2]	1.70%[3]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the Contract Value.
3 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,713	Highest Annual Cost: $6,277
	Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Withdrawals from a B-Share Contract may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Death Benefits ●Charges and Other Deductions
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
888-868-2583 or visiting www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account
Optional Benefits
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We may modify or stop offering an optional benefit that is currently available at any time.
●Optional benefit availability may vary by state of issue or selling broker-dealer.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●The Contracts ●Death Benefits ●Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts ●Principal Risks
Exchanges
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximize total return.	ALPS Global Opportunity Portfolio - Class III	2.38%[2]	18.01%	7.91%	9.07%
investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class III	1.30%[2]	40.60%	14.15%	5.07%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 4 advised by Capital Research and Management Company	0.81%[2]	0.35%	-0.30%	0.78%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 4 advised by Capital Research and Management Company	0.78%[2]	9.93%	5.75%	5.17%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 4 advised by Capital Research and Management Company	0.91%[2]	13.39%	9.49%	10.46%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company	1.15%[2]	2.12%	2.74%	5.54%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 4 advised by Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds® IS International Fund - Class 4 advised by Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 4 advised by Capital Research and Management Company	1.07%[2]	6.33%	4.29%	5.96%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 4 advised by Capital Research and Management Company	0.75%[2]	18.85%	11.92%	9.99%
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.11%	12.42%	5.83%	5.68%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	0.99%	27.56%	14.46%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.06%	9.73%	6.35%	7.02%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.00%[2]	7.09%	8.94%	2.15%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%[2]	6.13%	0.46%	2.66%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.94%[2]	4.51%	1.82%	3.10%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.19%	7.68%	4.24%	3.92%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.67%	15.58%	10.57%	9.35%
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	0.86%	24.38%	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio - Service Class 2	0.87%	5.29%	N/A	N/A
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.45%	16.74%	13.33%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Service Class 2	0.86%	32.46%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.81%	30.07%	18.63%	16.34%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.89%	5.78%	2.54%	3.34%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Service Class 2	0.82%	35.26%	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio - Class I	1.30%[2]	12.53%	5.61%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.16%[2]	9.98%	5.05%	4.78%
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	8.89%	5.45%	5.25%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.82%[2]	7.08%	5.17%	5.16%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 4	1.00%[2]	11.60%	8.27%	8.07%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.18%[2]	10.89%	9.64%	9.21%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.82%[2]	-3.66%	2.43%	1.68%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	-1.81%	2.83%	4.15%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.01%	14.87%	11.31%	9.21%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.93%	12.96%	7.37%	7.57%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	11.91%	8.12%	7.09%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	0.34%	2.97%	4.10%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.11%	12.41%	10.21%	8.73%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class	1.20%[2]	14.72%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.04%[2]	10.27%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	13.91%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	15.11%	N/A	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.84%	5.14%	1.70%	2.09%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	25.62%	12.14%	13.04%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	10.74%	6.41%	6.24%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	11.79%	6.79%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	24.79%	11.27%	10.79%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	12.84%	7.91%	7.97%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	1.54%	1.22%	1.73%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	2.46%	3.39%	4.77%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	10.52%	7.30%	7.37%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.52%	7.13%	7.87%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	28.62%	18.01%	16.29%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.29%	8.41%	8.01%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	11.61%	6.76%	6.74%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	2.88%	0.75%	1.11%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	5.44%	7.96%	9.41%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.95%[2]	6.86%	5.38%	6.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	2.38%	2.26%	1.89%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.08%[2]	1.36%	0.27%	2.42%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%	10.58%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.81%	4.35%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	20.35%	12.89%	11.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	18.16%	12.54%	N/A
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.81%[2]	1.67%	0.14%	1.48%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	8.64%	3.11%	2.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	3.51%	4.22%	4.43%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	27.68%	12.65%	10.80%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%	12.91%	9.88%	7.77%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	7.81%	3.77%	4.24%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%	14.02%	N/A	N/A
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.77%[2]	3.99%	1.41%	1.61%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	11.44%	6.77%	7.02%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%	23.68%	15.45%	13.11%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%	22.31%	11.88%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.80%	2.41%	1.96%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.04%[2]	6.34%	3.36%	3.94%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.77%	14.42%	8.69%	8.94%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.10%[2]	14.38%	9.21%	9.21%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.78%	20.65%	13.48%	11.48%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.02%	33.66%	19.26%	14.18%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.13%[2]	7.55%	2.75%	4.02%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	7.83%	5.99%	7.70%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	-5.40%	-3.47%	-0.71%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	4.43%	3.22%	3.93%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	0.80%	-0.85%	0.78%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	5.69%	3.34%	3.95%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	6.54%	0.50%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	13.27%	9.67%	9.04%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	8.10%	5.26%	5.46%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	9.00%	5.81%	5.97%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.70%	24.94%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.63%	1.64%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	6.20%	3.44%	3.80%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	9.14%	5.51%	5.34%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.83%	10.21%	6.11%	5.78%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	23.36%	10.86%	11.68%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	1.18%	-0.82%	0.70%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	21.80%	13.08%	11.75%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	3.62%	3.43%	4.64%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	12.04%	8.83%	7.83%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.80%	0.44%	-1.06%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] advised by Delaware Management Company	0.85%[2]	12.44%	6.56%	5.27%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] advised by Delaware Management Company	1.46%[2]	4.77%	0.72%	3.75%
Capital growth and appreciation.	Macquarie VIP Energy Series - Service Class[3] advised by Delaware Management Company	1.11%[2]	-5.60%	5.79%	-1.89%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] advised by Delaware Management Company	0.97%	6.20%	3.51%	4.13%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] advised by Delaware Management Company	1.10%[2]	2.20%	7.96%	9.88%
Growth of capital.	Macquarie VIP Science and Technology Series - Service Class[3] advised by Delaware Management Company	1.16%	30.59%	14.05%	13.54%
Growth of capital.	Macquarie VIP Small Cap Growth Series - Service Class[3] advised by Delaware Management Company	1.14%[2]	14.26%	6.25%	7.53%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] advised by Delaware Management Company	1.04%	11.02%	6.83%	7.30%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Service Class advised by Massachusetts Financial Services Company	1.14%[2]	6.97%	4.88%	7.26%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	2.37%[2]	3.57%	4.31%	4.25%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.90%	16.73%	9.11%	8.60%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	0.98%	1.43%	7.94%	7.65%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.85%	2.32%	-1.41%	1.03%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.80%	19.14%	12.45%	10.88%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.06%	14.88%	9.54%	8.84%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	23.02%	13.72%	13.50%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.16%[2]	-1.08%	2.50%	2.28%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4 advised by Franklin Advisers, Inc.	0.85%[2]	- 11.42%	-4.93%	-2.12%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.30%	-3.09%	7.28%	0.57%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.94%	5.91%	2.32%	3.34%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

Appendix B — Investment Requirements
If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your Contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a rider.
We have divided the Subaccounts of your Contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.
B-1

At this time, the Subaccount groups are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed Group 2 – Unavailable Subaccounts
ALPS/Alerian Energy Infrastructure Portfolio
ALPS Global Opportunity Portfolio
American Funds® IS New World Fund
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
Eaton Vance VT Floating-Rate Income Fund
Fidelity® VIP Consumer Discretionary Portfolio
Fidelity® VIP Consumer Staples Portfolio
Fidelity® VIP Financials Portfolio
Fidelity® VIP Technology Portfolio
First Trust Capital Strength Hedged Equity Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Loomis Sayles Global Growth Fund
LVIP Macquarie U.S. REIT Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Asset Strategy Series
Macquarie VIP Emerging Markets Series
Macquarie VIP Energy Series
Macquarie VIP Science and Technology Series
MFS® VIT Utilities Series
PIMCO VIT All Asset Portfolio
Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund
VanEck VIP Global Resources Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models:
●
American Century Diversified Growth Model
●
American Funds IS TRICAP Global Growth Portfolio
●
American Funds IS TRICAP Growth Portfolio
●
Dimensional/Vanguard Global Growth Allocation Model
●
Dimensional/Vanguard Moderate Allocation Model
●
First Trust Defensive Equity Strength Model
●
JPMorgan U.S. Active Growth Model
These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
B-2

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-252473; 811-08517
EDGAR Contract Identifier C000226659